Prepayments and other assets - Rental and other deposit (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayment and other assets
Rental and other deposits	¥ 9,656	¥ 25,030
Less: Allowance for doubtful accounts	(3,984)	(12,395)
Rental and other deposits, net	¥ 5,672	¥ 12,635